Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 3 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	June 30,	December 31,
	2024	2023
Accounts receivable	7,455,097	12,275,650
Allowance for credit losses	(7,455,097)	(7,415,079)
Accounts receivable, net	$-	$4,860,571

For the six months ended June 30, 2024 and December 31, 2023, the Company recorded credit losses of $7,455,097 and $7,415,079 from continuing operations and $4,906,524 and $0 from discontinued operations, respectively.

Note 3 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31,	December 31,
	2023	2022
Accounts receivable	12,275,650	120,224,989
Allowance for credit losses	(7,415,079)	(27,469,288)
	$4,860,571	$92,755,701

The Company reversed credit losses of $21,946,806 and recorded credit losses of $1,892,597 for the year ended December 31, 2023 and recorded $27,469,288 and nil bad debt expense for the year ended December 31, 2022 and 2021, respectively.